Annual Total Returns - FidelityFlex500IndexFund-PRO - FidelityFlex500IndexFund-PRO - Fidelity Flex 500 Index Fund - Fidelity Flex 500 Index Fund	Apr. 29, 2025
Bar Chart Table:
Annual Return, Inception Date	Mar. 09, 2017
Annual Return 2018	(4.43%)
Annual Return 2019	31.46%
Annual Return 2020	18.44%
Annual Return 2021	28.69%
Annual Return 2022	(18.09%)
Annual Return 2023	26.27%
Annual Return 2024	25.04%